Contingencies and Commitements (Details)	6 Months Ended
Jun. 30, 2023
Contingencies and Commitements [Abstract]
Description of claiming rights	Pop Arabia commenced a lawsuit against Anghami in December 2022 which is still ongoing as of June 30, 2023 with an accusation of “unlicensed exploitation of musical and lyrical works”. The estimated amount is immaterial should the action be successful as they are only claiming the rights for 12 songs.